PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,000	$ 2,600
Property, plant and equipment	86,067	89,264
Increase (decrease) in property, plant and equipment	(3,197)
Increase (decrease) through net exchange differences, property, plant and equipment	(3,761)
Depreciation, property, plant and equipment	(2,658)
Additions other than through business combinations, property, plant and equipment	2,795
Acquisitions through business combinations, property, plant and equipment	677
Disposals, property, plant and equipment	250
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,861	41,595
Increase (decrease) in property, plant and equipment	(1,734)
Increase (decrease) through net exchange differences, property, plant and equipment	(2,203)
Depreciation, property, plant and equipment	(656)
Additions other than through business combinations, property, plant and equipment	507
Acquisitions through business combinations, property, plant and equipment	661
Disposals, property, plant and equipment	43
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,832	23,772
Increase (decrease) in property, plant and equipment	(940)
Increase (decrease) through net exchange differences, property, plant and equipment	(976)
Depreciation, property, plant and equipment	(549)
Additions other than through business combinations, property, plant and equipment	667
Acquisitions through business combinations, property, plant and equipment	0
Disposals, property, plant and equipment	82
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,509	9,729
Increase (decrease) in property, plant and equipment	(220)
Increase (decrease) through net exchange differences, property, plant and equipment	(245)
Depreciation, property, plant and equipment	(590)
Additions other than through business combinations, property, plant and equipment	635
Acquisitions through business combinations, property, plant and equipment	0
Disposals, property, plant and equipment	20
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,865	14,168
Increase (decrease) in property, plant and equipment	(303)
Increase (decrease) through net exchange differences, property, plant and equipment	(337)
Depreciation, property, plant and equipment	(863)
Additions other than through business combinations, property, plant and equipment	986
Acquisitions through business combinations, property, plant and equipment	16
Disposals, property, plant and equipment	105
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,600	5,400
Property, plant and equipment [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,300	1,100
Property, plant and equipment [member] | Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,400	1,300
Property, plant and equipment [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,100	2,200
Property, plant and equipment [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 800	$ 800